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                              BT INVESTMENT FUNDS
                                One South Street
                           Baltimore, Maryland 21202

                                 April 4, 2001

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC 20549

RE:  BT INVESTMENT FUNDS (the "Trust")
     Global Equity Fund - A, B and C Shares
     1933 Act File No. 33-07404
     1940 Act File No. 811-4760

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-named Trust hereby certifies that the definitive forms of the prospectus and statement of additional information, dated March 30, 2001, do not differ from the forms of the prospectus and statement of additional information contained in the registration statement for the Trust electronically filed under Rule 485(b) as Post-Effective Amendment No. 81 on March 30, 2001.

If you have any questions regarding this certification, please call Jeffrey A. Engelsman at (410) 895-3824.

                             Very truly yours,

                             /s/ Daniel O. Hirsch
                             --------------------
                             Daniel O. Hirsch
                             Secretary